Leases (Details) - Schedule of maturities of operating lease liabilities - Operating Leases [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of maturities of operating lease liabilities [Line Items]
2022 (April to December)	$ 284,905
2023	285,721	$ 383,619
2024	11,877	273,844
2025	11,877
2026	11,877
2027	990
Total lease payments	607,247	657,463
Less interest	(108,043)	(129,272)
Present value of lease liabilities	$ 499,204	$ 528,191